Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards - Basis of Presentation (Details)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Realized prices for sales under contracts based on residue gas and yielding (as a percent)	100.00%